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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Loncar China BioPharma ETF (CHNA)

August 7, 2023

Supplement to the
Summary Prospectus and Prospectus
each dated December 20, 2022, as previously supplemented

Effective immediately, the Loncar China BioPharma Index (the “Index”) reconstitutes on the second Monday of each February. All references to an Index reconstitution on the second Monday of each August are hereby deleted.

Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Loncar China BioPharma ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Loncar China BioPharma ETF
Loncar China BioPharma ETF | Loncar China BioPharma ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHNA